DIVIDENDS - Additional Information (Detail) - USD ($)							12 Months Ended
	Feb. 12, 2015	Dec. 04, 2014	Sep. 04, 2014	Jun. 06, 2014	Apr. 16, 2014	Feb. 25, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Dividends [Line Items]
Aggregate dividend payment on consolidated net income attributable to Melco Crown Entertainment Limited, percentage						30.00%
Commencement period of new dividend policy						First quarter of 2014
Dividends Paid Amount Per Share		$ 0.0239	$ 0.0259	$ 0.0431	$ 0.1147
Dividends							$ 342,718,000	$ 0	$ 0
Dividends paid							342,718,000	$ 0	$ 0
Subsequent Event [Member]
Dividends [Line Items]
Dividends Payable Amount Per Share	$ 0.0171
Dividend payable date	Mar. 16, 2015
Dividends Payable, Date of Record	Mar. 04, 2015
Additional Paid-in Capital [Member]
Dividends [Line Items]
Dividends					$ 189,459,000		189,459,000
(Accumulated Losses) Retained Earnings [Member]
Dividends [Line Items]
Dividends							$ 153,259,000